Segments - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment
Net revenues	$ 307,702	$ 254,745	$ 199,408
PRC
Segment
Net revenues	254,874	214,444	175,970
Hong Kong
Segment
Net revenues	52,599	40,197	22,567
Others
Segment
Net revenues	$ 229	$ 104	$ 871